Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013